Other Payables - Additional Information (Detail) - EUR (€) € in Thousands	1 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Current Payables LineItems
Loan contract amount	€ 2,500		€ 18,720	€ 17,353
Loan maturity date	March 31, 2027	December 31, 2028
Interest rate	2.50%		6.308%
Advance payment received from the majority shareholder			€ 3,658
Social security contributions			5,292	5,285
Early retirement agreement
Disclosure Of Trade And Other Current Payables LineItems
Social security contributions			€ 668	€ 637